Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before Provision for Income Taxes	$ (337,207)	$ (38,234)
Dividends Declared	402,672	469,783
Tax based on Statutory Rates	(114,650)	(13,000)
Valuation Allowance	$ (222,000)	$ (64,000)